Guarantor Financial Statements (Unaudited) Condensed Consolidating Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Revenues	$ 3,242		$ 3,771
Total costs and expenses	7,114		6,801
Operating (loss) income	(3,872)		(3,030)
Interest expense, net	(191)		(139)
Other income (expense), net	36		7
Loss from continuing operations before income taxes and equity in affiliated companies' net earnings	(4,027)		(3,162)
(Provision for) benefit from income taxes	(77)		714
Equity in affiliated companies' net (losses) earnings	7		1
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(4,097)		(2,447)
Net (loss) income from discontinued operations	(4)		41
Net loss	(4,101)		(2,406)
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends	(73)		(42)
Discontinued operations	(10)		(26)
Net loss attributable to common stockholders	(4,184)		(2,474)
Other comprehensive income (loss)	0		12
Total comprehensive loss attributable to common stockholders	(4,184)		(2,462)
Impairment of oil and gas properties	3,787		3,104
FCX Issuer [Member]
Revenues	0		0
Total costs and expenses	27		16
Operating (loss) income	(27)		(16)
Interest expense, net	(137)		(115)
Other income (expense), net	50		29
Loss from continuing operations before income taxes and equity in affiliated companies' net earnings	(114)		(102)
(Provision for) benefit from income taxes	(1,784)		(421)
Equity in affiliated companies' net (losses) earnings	(2,286)		(1,951)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(4,184)		(2,474)
Net (loss) income from discontinued operations	0		0
Net loss	(4,184)		(2,474)
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends	0		0
Discontinued operations	0		0
Net loss attributable to common stockholders	(4,184)		(2,474)
Other comprehensive income (loss)	0		12
Total comprehensive loss attributable to common stockholders	(4,184)		(2,462)
Impairment of oil and gas properties	0		0
FM O&G LLC Guarantor [Member]
Revenues	78		181
Total costs and expenses	1,629	[1]	1,318	[2]
Operating (loss) income	(1,551)		(1,137)
Interest expense, net	(4)		(4)
Other income (expense), net	0		0
Loss from continuing operations before income taxes and equity in affiliated companies' net earnings	(1,555)		(1,141)
(Provision for) benefit from income taxes	616		416
Equity in affiliated companies' net (losses) earnings	(2,704)		(2,359)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(3,643)		(3,084)
Net (loss) income from discontinued operations	0		0
Net loss	(3,643)		(3,084)
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends	0		0
Discontinued operations	0		0
Net loss attributable to common stockholders	(3,643)		(3,084)
Other comprehensive income (loss)	0		0
Total comprehensive loss attributable to common stockholders	(3,643)		(3,084)
Impairment of oil and gas properties	1,291		1,062
Non-Guarantor Subsidiaries [Member]
Revenues	3,164		3,590
Total costs and expenses	5,452	[1]	5,483	[2]
Operating (loss) income	(2,288)		(1,893)
Interest expense, net	(114)		(43)
Other income (expense), net	40		8
Loss from continuing operations before income taxes and equity in affiliated companies' net earnings	(2,362)		(1,928)
(Provision for) benefit from income taxes	1,088		725
Equity in affiliated companies' net (losses) earnings	(3,630)		(3,530)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(4,904)		(4,733)
Net (loss) income from discontinued operations	6		34
Net loss	(4,898)		(4,699)
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends	(67)		(30)
Discontinued operations	(10)		(26)
Net loss attributable to common stockholders	(4,975)		(4,755)
Other comprehensive income (loss)	0		12
Total comprehensive loss attributable to common stockholders	(4,975)		(4,743)
Impairment of oil and gas properties	2,483		2,042
Eliminations [Member]
Revenues	0		0
Total costs and expenses	6		(16)
Operating (loss) income	(6)		16
Interest expense, net	64		23
Other income (expense), net	(54)		(30)
Loss from continuing operations before income taxes and equity in affiliated companies' net earnings	4		9
(Provision for) benefit from income taxes	3		(6)
Equity in affiliated companies' net (losses) earnings	8,627		7,841
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	8,634		7,844
Net (loss) income from discontinued operations	(10)		7
Net loss	8,624		7,851
Income (Loss) From Continuing Operations Attributable to Noncontrolling Entity and Preferred Dividends	(6)		(12)
Discontinued operations	0		0
Net loss attributable to common stockholders	8,618		7,839
Other comprehensive income (loss)	0		(12)
Total comprehensive loss attributable to common stockholders	8,618		7,827
Impairment of oil and gas properties	$ 13		$ 0

[1]	Includes charges totaling $1.3 billion at the FM O&G LLC guarantor and $2.5 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.
[2]	Includes charges totaling $1.1 billion at the FM O&G LLC guarantor and $2.0 billion at the non-guarantor subsidiaries related to impairment of FCX's oil and gas properties pursuant to full cost accounting rules.